Rights of use of assets	12 Months Ended
Jun. 30, 2024
Rights of use of assets
Rights of use of assets and lease liabilities

13. Right-of-use assets and lease liabilities

Below is the composition of the Group´s right-of-use assets as of June 30, 2024 and 2023:

	06.30.2024	06.30.2023
Offices, shopping malls and other rental properties	2,066	1,697
Convention center	8,611	9,207
Total Right-of-use assets	10,677	10,904
Non-current	10,677	10,904
Total	10,677	10,904

Changes in the Group´s right-of-use assets during the fiscal years ended June 30, 2024 and 2023, were as follows:

	06.30.2024	06.30.2023
Beginning of the year	10,904	9,949
Additions	818	1,673
Depreciation charges	(1,045)	(718)
Total	10,677	10,904

Depreciation charge for right-of-use assets is detailed below:

	06.30.2024	06.30.2023
Offices, shopping malls and other rental properties	452	110
Machinery and equipment	-	15
Convention center	593	593
Total depreciation of right-of-use assets (i)	1,045	718

(i)

As of June 30, 2024, depreciation charges were recognized as follows: ARS 629 in "Costs", ARS 79 in "General and administrative expenses" and ARS 337 in "Selling expenses" in the Consolidated Statement of Income and Other Comprehensive Income (Note 24).

Other charges to income related to right-of-use assets were as follows:

	June 30, 2024	June 30, 2023
Lease liabilities interests	(1,050)	(825)
Results from short-term leases	(311)	(498)

Below is the composition of the Group’s lease liabilities for the fiscal years ended June 30, 2024 and June 30, 2023:

	06.30.2024	06.30.2023
Offices, shopping malls and other rental properties	1,978	1,608
Convention center	8,971	9,601
Total lease liabilities	10,949	11,209
Non-current	9,057	9,821
Current	1,892	1,388
Total	10,949	11,209